Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities:
Total financial liabilities	$ 6,577	$ 87,163
Level 1 [Member]
Liabilities:
Total financial liabilities	3,924
Level 2 [Member]
Liabilities:
Total financial liabilities	2,653
Level 3 [Member]
Liabilities:
Total financial liabilities		87,163
Recurring [Member | Redeemable Convertible Preferred Stock Warrant Liability [Member]
Liabilities:
Total financial liabilities		806
Recurring [Member | Convertible loan [Member]
Liabilities:
Total financial liabilities		86,357
Recurring [Member | Level 1 [Member]
Liabilities:
Total financial liabilities		0
Recurring [Member | Level 1 [Member] | Redeemable Convertible Preferred Stock Warrant Liability [Member]
Liabilities:
Total financial liabilities		0
Recurring [Member | Level 1 [Member] | Convertible loan [Member]
Liabilities:
Total financial liabilities		0
Recurring [Member | Level 2 [Member]
Liabilities:
Total financial liabilities		0
Recurring [Member | Level 2 [Member] | Redeemable Convertible Preferred Stock Warrant Liability [Member]
Liabilities:
Total financial liabilities		0
Recurring [Member | Level 2 [Member] | Convertible loan [Member]
Liabilities:
Total financial liabilities		0
Recurring [Member | Level 3 [Member]
Liabilities:
Total financial liabilities	0
Recurring [Member | Level 3 [Member] | Redeemable Convertible Preferred Stock Warrant Liability [Member]
Liabilities:
Total financial liabilities		806
Recurring [Member | Level 3 [Member] | Convertible loan [Member]
Liabilities:
Total financial liabilities		$ 86,357
Recurring [Member | Public Warrant [Member]
Liabilities:
Total financial liabilities	3,924
Recurring [Member | Public Warrant [Member] | Level 1 [Member]
Liabilities:
Total financial liabilities	3,924
Recurring [Member | Public Warrant [Member] | Level 2 [Member]
Liabilities:
Total financial liabilities	0
Recurring [Member | Public Warrant [Member] | Level 3 [Member]
Liabilities:
Total financial liabilities	0
Recurring [Member | Private Warrant [Member]
Liabilities:
Total financial liabilities	2,653
Recurring [Member | Private Warrant [Member] | Level 1 [Member]
Liabilities:
Total financial liabilities	0
Recurring [Member | Private Warrant [Member] | Level 2 [Member]
Liabilities:
Total financial liabilities	2,653
Recurring [Member | Private Warrant [Member] | Level 3 [Member]
Liabilities:
Total financial liabilities	$ 0